Hawaiian Tax-Free Trust

Schedule of Investments

June 30, 2021

(unaudited)

Principal Amount	General Obligation Bonds (38.7%):	Ratings Moody’s, S&P and Fitch	Value	(a)

	City & County (22.4%):

	City and County of Honolulu, Hawaii, Series A
$ 1,000,000	5.000%, 10/01/23	Aa1/NR/AA+	$ 1,108,200
3,000,000	5.000%, 10/01/25	Aa1/NR/AA+	3,578,610
5,055,000	5.000%, 10/01/26	Aa1/NR/AA+	6,025,257
1,735,000	5.000%, 10/01/29	Aa1/NR/AA+	2,057,537
1,300,000	5.000%, 10/01/35	Aa1/NR/AA+	1,532,674
1,000,000	5.000%, 10/01/36	Aa1/NR/AA+	1,176,680

	City and County of Honolulu, Hawaii, Series 2018A
1,130,000	5.000%, 09/01/32	Aa1/NR/AA+	1,433,993

	City and County of Honolulu, Hawaii, Series 2019A, Rail Transit Project
1,500,000	5.000%, 09/01/25	Aa1/NR/AA+	1,784,325
1,060,000	5.000%, 09/01/26	Aa1/NR/AA+	1,299,899

	City and County of Honolulu, Hawaii, Series 2020A, Rail Transit Project
500,000	4.000%, 09/01/36	Aa1/NR/AA+	605,185
640,000	4.000%, 09/01/39	Aa1/NR/AA+	766,227
500,000	4.000%, 09/01/40	Aa1/NR/AA+	599,885

	City and County of Honolulu, Hawaii, Series B
2,040,000	5.000%, 10/01/26	Aa1/NR/AA+	2,431,558
5,000,000	4.000%, 11/01/27	Aa1/NR/AA+	5,241,050
5,000,000	4.500%, 11/01/28	Aa1/NR/AA+	5,277,850
4,000,000	4.500%, 11/01/29	Aa1/NR/AA+	4,222,680

	City and County of Honolulu, Hawaii, Series 2018B
5,000,000	5.000%, 09/01/24	Aa1/NR/AA+	5,741,600

	City and County of Honolulu, Hawaii, Series 2019B, Rail Transit Project
1,095,000	4.000%, 09/01/24	Aa1/NR/AA+	1,222,940
1,175,000	3.000%, 09/01/25	Aa1/NR/AA+	1,300,796

	City and County of Honolulu, Hawaii, Series 2020B, Rail Transit Project
5,020,000	5.000%, 03/01/31	Aa1/NR/AA+	6,636,490

	City and County of Honolulu, Hawaii, Series C
2,860,000	5.000%, 10/01/23	Aa1/NR/AA+	3,169,452
2,745,000	5.000%, 10/01/26	Aa1/NR/AA+	3,271,875
2,095,000	5.000%, 10/01/27	Aa1/NR/AA+	2,490,285
4,510,000	5.000%, 10/01/28	Aa1/NR/AA+	5,348,409
575,000	5.000%, 10/01/29	Aa1/NR/AA+	681,893

	City and County of Honolulu, Hawaii, Series 2019C
1,075,000	4.000%, 08/01/26	Aa1/NR/AA+	1,261,212
1,020,000	4.000%, 08/01/29	Aa1/NR/AA+	1,258,078
3,000,000	4.000%, 08/01/36	Aa1/NR/AA+	3,603,690
1,275,000	4.000%, 08/01/43	Aa1/NR/AA+	1,509,243

	City and County of Honolulu, Hawaii, Series 2020C
2,000,000	4.000%, 07/01/36	Aa1/NR/AA+	2,435,960
1,000,000	3.000%, 07/01/37	Aa1/NR/AA+	1,108,280
1,000,000	4.000%, 07/01/39	Aa1/NR/AA+	1,204,320
950,000	4.000%, 07/01/40	Aa1/NR/AA+	1,142,185

	City and County of Honolulu, Hawaii, Series E, Crossover Refunding
1,820,000	5.000%, 09/01/29	Aa1/NR/AA+	2,283,008

	City and County of Honolulu, Hawaii, Series 2020F
175,000	5.000%, 07/01/33	Aa1/NR/AA+	231,719
1,250,000	5.000%, 07/01/35	Aa1/NR/AA+	1,644,338

	County of Hawaii, Series A
1,500,000	5.000%, 09/01/25	Aa2/AA/NR	1,776,135

	County of Hawaii, 2016-Series A
1,010,000	4.000%, 09/01/35	Aa2/AA/NR	1,146,098

	County of Hawaii, 2017-Series A
2,365,000	5.000%, 09/01/27	Aa2/NR/AA+	2,920,657
1,970,000	5.000%, 09/01/28	Aa2/NR/AA+	2,429,463
4,150,000	5.000%, 09/01/29	Aa2/NR/AA+	5,114,211

	County of Hawaii, 2016-Series C
370,000	5.000%, 09/01/27	Aa2/AA/NR	443,789

	County of Hawaii, 2017-Series D
2,445,000	4.000%, 09/01/28	Aa2/NR/AA+	2,872,631
1,000,000	4.000%, 09/01/31	Aa2/NR/AA+	1,158,840

	County of Hawaii, 2020-Series A
1,050,000	5.000%, 09/01/25	Aa2/AA/AA+	1,243,295
2,000,000	5.000%, 09/01/29	Aa2/AA/AA+	2,626,300
2,250,000	5.000%, 09/01/31	Aa2/AA/AA+	2,989,980
1,000,000	5.000%, 09/01/37	Aa2/AA/AA+	1,308,870

	County of Kauai, Hawaii, 2012-Series A
515,000	5.000%, 08/01/21	Aa2/AA/AA	517,019

	County of Kauai, Hawaii, 2017 Series
530,000	5.000%, 08/01/21	Aa2/NR/AA	532,078
250,000	4.000%, 08/01/22	Aa2/NR/AA	260,435
300,000	3.000%, 08/01/24	Aa2/NR/AA	324,552
220,000	5.000%, 08/01/25	Aa2/NR/AA	260,476
235,000	5.000%, 08/01/26	Aa2/NR/AA	286,808
285,000	5.000%, 08/01/28	Aa2/NR/AA	357,590
825,000	2.500%, 08/01/29	Aa2/NR/AA	895,917
385,000	5.000%, 08/01/30	Aa2/NR/AA	479,737
200,000	4.000%, 08/01/32	Aa2/NR/AA	233,342
200,000	5.000%, 08/01/37	Aa2/NR/AA	244,342

	County of Kauai, Hawaii, 2021A Series
1,000,000	5.000%, 08/01/23	Aa2/NR/AA	1,099,450

	County of Kauai, Hawaii, Refunding, Series A
1,125,000	3.250%, 08/01/21	Aa2/AA/AA	1,127,824

	County of Maui, Hawaii
1,045,000	3.000%, 06/01/27	Aa1/AA+/AA+	1,090,907
2,000,000	3.000%, 06/01/28	Aa1/AA+/AA+	2,083,280

	County of Maui, Hawaii, Series 2014 Refunding
1,900,000	5.000%, 06/01/22	Aa1/AA+/AA+	1,985,044
1,015,000	5.000%, 06/01/23	Aa1/AA+/AA+	1,108,116
4,015,000	5.000%, 06/01/24	Aa1/AA+/AA+	4,563,369

	County of Maui, Hawaii, Series 2018
70,000	5.000%, 09/01/21	Aa1/AA+/AA+	70,562
4,160,000	5.000%, 09/01/26	Aa1/AA+/AA+	5,101,491
5,060,000	5.000%, 09/01/30	Aa1/AA+/AA+	6,429,742

	County of Maui, Hawaii, Series 2020
800,000	3.000%, 03/01/31	Aa1/AA+/AA+	909,392
1,250,000	5.000%, 03/01/33	Aa1/AA+/AA+	1,637,713
1,275,000	5.000%, 03/01/34	Aa1/AA+/AA+	1,664,500

	Total City & County		145,981,338

	State (16.3%):

	State of Hawaii, Series EE
2,915,000	5.000%, 11/01/25	Aa2/AA+/AA	3,100,715

	State of Hawaii, Series EF
3,000,000	5.000%, 11/01/24	Aa2/AA+/AA	3,194,070

	State of Hawaii, Series EH
4,170,000	5.000%, 08/01/25	Aa2/AA+/AA	4,578,285

	State of Hawaii, Series EL, Refunding
2,045,000	5.000%, 08/01/23	Aa2/AA+/AA	2,249,275

	State of Hawaii, Series EO, Refunding
4,000,000	5.000%, 08/01/27	Aa2/AA+/AA	4,555,160
2,000,000	5.000%, 08/01/28	Aa2/AA+/AA	2,274,280
2,045,000	5.000%, 08/01/29	Aa2/AA+/AA	2,325,451
3,095,000	5.000%, 08/01/30	Aa2/AA+/AA	3,519,448

	State of Hawaii, Series EP, Refunding
5,075,000	5.000%, 08/01/23	Aa2/AA+/AA	5,581,942
5,000,000	5.000%, 08/01/24	Aa2/AA+/AA	5,718,800
5,280,000	5.000%, 08/01/25	Aa2/AA+/AA	6,035,515
5,300,000	5.000%, 08/01/26	Aa2/AA+/AA	6,044,332

	State of Hawaii, Series ET
200,000	5.000%, 10/01/24	Aa2/AA+/AA	230,160
1,980,000	5.000%, 10/01/30	Aa2/AA+/AA	2,348,082

	State of Hawaii, Series EZ Refunding
2,085,000	5.000%, 10/01/26	Aa2/AA+/AA	2,485,195

	State of Hawaii, Series FB
6,185,000	5.000%, 04/01/27	Aa2/AA+/AA	7,466,099
2,255,000	4.000%, 04/01/29	Aa2/AA+/AA	2,591,649

	State of Hawaii, Series FG
1,265,000	5.000%, 10/01/28	Aa2/AA+/AA	1,550,005

	State of Hawaii, Series FH
825,000	5.000%, 10/01/25	Aa2/AA+/AA	982,963
4,055,000	5.000%, 10/01/28	Aa2/AA+/AA	4,968,592

	State of Hawaii, Series FN
2,515,000	5.000%, 10/01/29	Aa2/AA+/AA	3,163,442
1,215,000	5.000%, 10/01/31	Aa2/AA+/AA	1,520,937

	State of Hawaii, Series FT
10,100,000	5.000%, 01/01/29	Aa2/AA+/AA	12,801,952
1,680,000	5.000%, 01/01/30	Aa2/AA+/AA	2,115,910
4,100,000	5.000%, 01/01/33	Aa2/AA+/AA	5,114,545
1,095,000	5.000%, 01/01/38	Aa2/AA+/AA	1,352,281

	State of Hawaii, Series FW
3,000,000	5.000%, 01/01/24	Aa2/AA+/AA	3,354,660
4,000,000	4.000%, 01/01/25	Aa2/AA+/AA	4,506,040

	Total State		105,729,785

	Total General Obligation Bonds		251,711,123

	Revenue Bonds (39.5%):

	Airport (3.7%):

	State of Hawaii Airport System Revenue Refunding, AMT
1,500,000	5.000%, 07/01/23	A1/A+/A+	1,507,980
3,000,000	5.000%, 07/01/45	A1/A+/A+	3,460,710

	State of Hawaii Airport System Revenue, Series A, AMT
4,000,000	5.000%, 07/01/29	A1/A+/A+	5,036,040
2,000,000	5.000%, 07/01/32	A1/A+/A+	2,507,160

	State of Hawaii Airport System Revenue, Series B
2,000,000	5.000%, 07/01/25	A1/A+/A+	2,361,360

	State of Hawaii Airport System Revenue Refunding , Series 2011, AMT
890,000	5.000%, 07/01/24	A1/A+/A+	894,726

	State of Hawaii Airport System Revenue, Series 2015A, AMT
2,000,000	5.000%, 07/01/41	A1/A+/A+	2,311,380

	State of Hawaii Airport System Revenue, Series 2020A, AMT
3,000,000	5.000%, 07/01/32	A1/A+/A+	3,886,620

	State of Hawaii Department of Transportation Airports Division Lease Revenue COP AMT
1,060,000	5.000%, 08/01/21 AGM Insured	A2/AA/A	1,063,699
800,000	5.000%, 08/01/21	A2/A/A	802,696
360,000	5.000%, 08/01/23	A2/A/A	394,218

	Total Airport		24,226,589

	Education (5.2%):

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Mid-Pacific Institute) Series 2020
340,000	4.000%, 01/01/28	NR/BBB+/NR	395,318
360,000	4.000%, 01/01/29	NR/BBB+/NR	423,857
270,000	4.000%, 01/01/32	NR/BBB+/NR	317,272
360,000	4.000%, 01/01/33	NR/BBB+/NR	422,143
435,000	3.000%, 01/01/34	NR/BBB+/NR	463,945
300,000	3.000%, 01/01/35	NR/BBB+/NR	319,281
280,000	3.000%, 01/01/36	NR/BBB+/NR	297,461

	University of Hawaii, Revenue Refunding, Medical School, Series E
500,000	5.000%, 10/01/21	Aa3/NR/AA	505,990
1,650,000	5.000%, 10/01/25	Aa3/NR/AA	1,964,391
4,635,000	5.000%, 10/01/29	Aa3/NR/AA	5,634,584
3,825,000	5.000%, 10/01/31	Aa3/NR/AA	4,639,572

	University of Hawaii, Series B
1,055,000	4.000%, 10/01/23	Aa3/NR/AA	1,144,010
1,250,000	4.000%, 10/01/24	Aa3/NR/AA	1,397,300
1,125,000	5.000%, 10/01/25	Aa3/NR/AA	1,339,358
1,065,000	5.000%, 10/01/26	Aa3/NR/AA	1,263,761

	University of Hawaii, Series F
1,595,000	5.000%, 10/01/25	Aa3/NR/AA	1,898,911
1,335,000	5.000%, 10/01/29	Aa3/NR/AA	1,671,807
2,080,000	5.000%, 10/01/30	Aa3/NR/AA	2,599,792
2,690,000	5.000%, 10/01/31	Aa3/NR/AA	3,359,918

	University of Hawaii, 2017B, Refunding
1,000,000	3.000%, 10/01/28	Aa3/NR/AA	1,121,360

	University of Hawaii, 2020B, Refunding
230,000	5.000%, 10/01/23	Aa3/NR/AA	254,555

	University of Hawaii, 2020D, Refunding
2,000,000	4.000%, 10/01/33	Aa3/NR/AA	2,455,360

	Total Education		33,889,946

	Housing (0.3%):

	State of Hawaii Housing Finance and Development Corp., Iwilei Apartments, Series A
1,825,000	3.750%, 01/01/31 FHLMC Insured Liquidity Agreement	NR/AA+/NR	1,866,701

	State of Hawaii Housing Finance and Development Corp., Kuhio Park Terrace, Series A
185,000	3.850%, 10/01/21 FHLMC Insured Liquidity Agreement	NR/AA+/NR	185,549

	State of Hawaii Housing Finance and Development Corp. Single Family Mortgage, Series B
45,000	4.500%, 01/01/26 GNMA/ FNMA/ FHLMC Insured	Aaa/AA+/AAA	45,000

	Total Housing		2,097,250

	Medical (7.2%):

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaii Pacific Health) Series A
750,000	5.000%, 07/01/21	A1/NR/AA-	750,000
200,000	5.000%, 07/01/22	A1/NR/AA-	209,560
1,000,000	5.000%, 07/01/24	A1/NR/AA-	1,092,490
685,000	5.000%, 07/01/25	A1/NR/AA-	746,917
1,355,000	5.000%, 07/01/27	A1/NR/AA-	1,474,348
280,000	5.000%, 07/01/28	A1/NR/AA-	304,430

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaii Pacific Health) Series B
225,000	5.000%, 07/01/30	A1/NR/AA-	244,208
415,000	5.125%, 07/01/31	A1/NR/AA-	451,279

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Queens Health System) Series A
1,295,000	5.000%, 07/01/21	A1/AA-/NR	1,295,000
1,500,000	5.000%, 07/01/22	A1/AA-/NR	1,571,865
1,105,000	5.000%, 07/01/23	A1/AA-/NR	1,208,826
4,725,000	5.000%, 07/01/24	A1/AA-/NR	5,369,207
3,120,000	5.000%, 07/01/25	A1/AA-/NR	3,670,118
1,715,000	5.000%, 07/01/26	A1/AA-/NR	2,013,667
2,400,000	5.000%, 07/01/27	A1/AA-/NR	2,812,776
850,000	5.000%, 07/01/28	A1/AA-/NR	995,087
15,420,000	5.000%, 07/01/35	A1/AA-/NR	17,840,477

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Senior Living Revenue, Kahala Nui)
1,000,000	5.000%, 11/15/21	NR/NR/A	1,017,680
3,575,000	5.125%, 11/15/32	NR/NR/A	3,763,724

	Total Medical		46,831,659

	Transportation (10.0%):

	State of Hawaii Harbor System, Series 2020A, AMT
1,000,000	4.000%, 07/01/33	Aa3/NR/AA-	1,203,100
10,000,000	4.000%, 07/01/36	Aa3/NR/AA-	11,946,700
9,000,000	4.000%, 07/01/37	Aa3/NR/AA-	10,722,600

	State of Hawaii Harbor System, Series 2020C
50,000	5.000%, 07/01/29	Aa3/NR/AA-	65,208
200,000	4.000%, 07/01/34	Aa3/NR/AA-	244,604
560,000	4.000%, 07/01/37	Aa3/NR/AA-	680,193
875,000	4.000%, 07/01/38	Aa3/NR/AA-	1,060,395

	State of Hawaii Highway Revenue, Series A
1,000,000	5.000%, 01/01/25	Aa2/AA+/AA	1,138,920
1,000,000	5.000%, 01/01/26	Aa2/AA+/NR	1,199,750
5,000,000	5.000%, 01/01/27	Aa2/AA+/AA	6,089,900
5,000,000	5.000%, 01/01/30	Aa2/AA+/AA	6,040,500
2,200,000	5.000%, 01/01/31	Aa2/AA+/NR	2,831,466
4,750,000	4.000%, 01/01/31	Aa2/AA+/AA	5,474,375
3,040,000	5.000%, 01/01/32	Aa2/AA+/AA	3,110,802
1,000,000	5.000%, 01/01/32	Aa2/AA+/NR	1,283,120

	State of Hawaii Highway Revenue, Series B
2,000,000	5.000%, 01/01/25	Aa2/AA+/AA	2,322,480
1,340,000	5.000%, 01/01/27	Aa2/AA+/AA	1,632,093

	State of Hawaii Highway Revenue, Series 2021
2,000,000	5.000%, 01/01/33	Aa2/AA+/NR	2,686,620
3,000,000	5.000%, 01/01/34	Aa2/AA+/NR	4,017,360
1,000,000	5.000%, 01/01/35	Aa2/AA+/NR	1,336,130

	Total Transportation		65,086,316

	Utility (4.9%):

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaiian Electric Co.), Series A, AMT
11,320,000	3.100%, 05/01/26	Baa1/NR/A-	12,387,476

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaiian Electric Co.), Series B, AMT
4,000,000	4.000%, 03/01/37	Baa1/NR/A-	4,442,800

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaiian Electric Co.), Series 2015
6,300,000	3.200%, 07/01/39	Baa1/NR/A-	6,876,891

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaiian Electric Co.), Series 2015, AMT
500,000	3.250%, 01/01/25	Baa1/NR/A-	539,525

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaiian Electric Co.), Series 2019, AMT
7,000,000	3.500%, 10/01/49	Baa1/NR/A-	7,318,360

	Total Utility		31,565,052

	Water & Sewer (7.1%):

	City and County of Honolulu, Hawaii, Board of Water Supply Water System, Series A
265,000	5.000%, 07/01/21	Aa2/NR/AA+	265,000
1,000,000	5.000%, 07/01/23	Aa2/NR/AA+	1,094,600
1,030,000	5.000%, 07/01/24	Aa2/NR/AA+	1,172,748
1,795,000	5.000%, 07/01/26	Aa2/NR/AA+	2,040,305

	City and County of Honolulu, Hawaii, Board of Water Supply Water System, Series 2020A
500,000	5.000%, 07/01/27	NR/AAA/AA+	625,225
1,565,000	5.000%, 07/01/33	NR/AAA/AA+	2,062,858
2,105,000	4.000%, 07/01/36	NR/AAA/AA+	2,573,805
1,890,000	4.000%, 07/01/37	NR/AAA/AA+	2,304,553
2,035,000	4.000%, 07/01/39	NR/AAA/AA+	2,469,818

	City and County of Honolulu, Hawaii, Board of Water Supply Water System, Series 2021A
500,000	5.000%, 07/01/32	NR/AAA/AA+	679,640
525,000	5.000%, 07/01/33	NR/AAA/AA+	711,207

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2015B
2,000,000	5.000%, 07/01/24	Aa2/NR/AA	2,280,420
2,095,000	5.000%, 07/01/25	Aa2/NR/AA	2,475,347

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2016A
2,075,000	5.000%, 07/01/34	Aa2/NR/AA	2,495,499

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2016B
635,000	5.000%, 07/01/35	Aa2/NR/AA	761,962

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2018A
6,000,000	5.000%, 07/01/36	Aa2/NR/AA	7,437,240

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2019A
2,000,000	5.000%, 07/01/24	Aa2/NR/AA	2,280,420
3,000,000	4.000%, 07/01/30	Aa2/NR/AA	3,680,910

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2019B
900,000	4.000%, 07/01/38	Aa2/NR/AA	1,081,998

	City and County of Honolulu, Hawaii, Wastewater System (Second Bond Resolution) Junior Series 2015A
4,000,000	5.000%, 07/01/25	Aa3/NR/AA-	4,717,480

	City and County of Honolulu, Hawaii, Wastewater System (Second Bond Resolution) Junior Series 2019A
1,375,000	3.000%, 07/01/26	Aa3/NR/AA-	1,535,105
1,050,000	3.000%, 07/01/27	Aa3/NR/AA-	1,182,048

	Total Water & Sewer		45,928,188

	Other (1.1%):

	Hawaii State Department of Hawaiian Home Lands, Series 2017
925,000	5.000%, 04/01/22	A1/NR/NR	958,420
600,000	5.000%, 04/01/23	A1/NR/NR	649,338
500,000	5.000%, 04/01/24	A1/NR/NR	562,435
945,000	5.000%, 04/01/26	A1/NR/NR	1,136,807
905,000	5.000%, 04/01/29	A1/NR/NR	1,103,874
840,000	5.000%, 04/01/30	A1/NR/NR	1,018,886

	Hawaii State Department of Hawaiian Home Lands, COP (Kapolei Office Facility), 2017 Series A
330,000	5.000%, 11/01/24	Aa3/NR/NR	379,140
145,000	5.000%, 11/01/25	Aa3/NR/NR	172,208
1,115,000	5.000%, 11/01/27	Aa3/NR/NR	1,400,819

	Total Other		7,381,927

	Total Revenue Bonds		257,006,927

	Pre-Refunded\ Escrowed to Maturity Bonds (19.9%)††

	Pre-Refunded\ Escrowed to Maturity General Obligation Bonds (8.9%)

	City & County (4.9%):

	City and County of Honolulu, Hawaii, Series A, Prerefunded to 11/01/22 @100
2,000,000	5.000%, 11/01/26	Aa1/NR/NR	2,129,440
5,000,000	5.000%, 11/01/27	Aa1/NR/NR	5,323,600
5,000,000	5.000%, 11/01/31	Aa1/NR/NR	5,323,600
5,000,000	5.000%, 11/01/32	Aa1/NR/NR	5,323,600

	County of Hawaii, Series A, Prerefunded to 09/01/22 @100
1,500,000	5.000%, 09/01/30	Aa2/AA/AA+	1,584,930

	County of Hawaii, 2013-Series A, Prerefunded to 09/01/22 @100
500,000	5.000%, 09/01/23	Aa2/AA/AA+	528,310
1,000,000	5.000%, 09/01/25	Aa2/AA/AA+	1,056,620
1,000,000	5.000%, 09/01/27	Aa2/AA/AA+	1,056,620
1,000,000	5.000%, 09/01/28	Aa2/AA/AA+	1,056,620

	County of Kauai, Hawaii, 2011-Series A
200,000	3.250%, 08/01/23	Aa2/AA/AA	200,498

	County of Kauai, Hawaii, Refunding, Series A
1,445,000	4.000%, 08/01/22	Aa2/AA/AA	1,449,494
1,300,000	4.000%, 08/01/24	Aa2/AA/AA	1,354,301
1,010,000	3.625%, 08/01/25	Aa2/AA/AA	1,012,818
970,000	3.000%, 08/01/25	Aa2/AA/AA	999,731
615,000	3.000%, 08/01/26	Aa2/AA/AA	633,850
2,280,000	4.500%, 08/01/28	Aa2/AA/AA	2,387,548
345,000	5.000%, 08/01/29	Aa2/AA/AA	363,137

	Total City & County		31,784,717

	State (4.0%):

	State of Hawaii, Series DZ, Prerefunded to 12/01/21 @100
3,710,000	5.000%, 12/01/26	NR/NR/NR*	3,784,571
8,845,000	5.000%, 12/01/29	NR/NR/NR*	9,022,785
1,735,000	5.000%, 12/01/29	Aa2/AA+/NR	1,770,238
4,220,000	5.000%, 12/01/30	NR/NR/NR*	4,304,822
2,315,000	5.000%, 12/01/30	Aa2/AA+/NR	2,362,018

	State of Hawaii, Series EE, Prerefunded to 11/01/22 @100
80,000	5.000%, 11/01/24	Aa2/AA+/NR	85,178
45,000	5.000%, 11/01/24	NR/NR/NR*	47,912
2,385,000	5.000%, 11/01/25	NR/NR/NR*	2,539,357
40,000	5.000%, 11/01/26	NR/NR/NR*	42,589
70,000	5.000%, 11/01/27	NR/NR/NR*	74,530
220,000	5.000%, 11/01/27	Aa2/AA+/NR	234,238

	State of Hawaii, Series EH, Prerefunded to 08/01/23 @100
1,800,000	5.000%, 08/01/27	Aa2/AA+/NR	1,980,090

	State of Hawaii, Series EH, ETM
5,000	5.000%, 08/01/21	NR/NR/NR*	5,020

	Total State		26,253,348

	Total Pre-Refunded\ Escrowed to Maturity General Obligation Bonds		58,038,065

	Pre-Refunded\ Escrowed to Maturity Revenue Bonds (11.0%)

	Airport (2.0%):

	State of Hawaii Airport System Revenue Refunding, AMT ETM
7,000,000	5.000%, 07/01/21	A1/A+/NR	7,000,000

	State of Hawaii Airport System Revenue Refunding, AMT
5,000,000	5.000%, 07/01/22	A1/A+/NR	5,000,000
1,110,000	5.000%, 07/01/24	NR/NR/NR*	1,110,000

	Total Airport		13,110,000

	Transportation (2.2%):

	State of Hawaii Highway Revenue, Series A, Prerefunded to 01/01/22 @100
6,000,000	5.000%, 01/01/28	Aa2/AA+/NR	6,146,100
4,140,000	5.000%, 01/01/29	Aa2/AA+/NR	4,240,809
3,980,000	5.000%, 01/01/30	Aa2/AA+/NR	4,076,913

	Total Transportation		14,463,822

	Water & Sewer (6.8%):

	City and County of Honolulu, Hawaii, Board of Water Supply Water System, Refunding Series A
4,795,000	4.500%, 07/01/29	Aa2/NR/AA+	5,003,774
4,955,000	4.500%, 07/01/30	Aa2/NR/AA+	5,170,741
5,020,000	5.000%, 07/01/31	Aa2/NR/AA+	5,263,570
3,040,000	5.000%, 07/01/32	Aa2/NR/AA+	3,187,501
3,495,000	5.000%, 07/01/33	Aa2/NR/AA+	3,664,577

	City and County of Honolulu, Hawaii, Board of Water Supply Water System, Series A
875,000	5.000%, 07/01/27	Aa2/NR/AA+	998,463
1,750,000	5.000%, 07/01/28	Aa2/NR/AA+	1,996,925

	City and County of Honolulu, Hawaii, Board of Water Supply Water System, Series 2014A
360,000	5.000%, 07/01/29	Aa2/NR/AA+	410,796

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2012A, Prerefunded to 07/01/22 @100
1,000,000	5.000%, 07/01/30	Aa2/NR/NR	1,048,520
1,000,000	5.000%, 07/01/31	Aa2/NR/NR	1,048,520
1,500,000	5.000%, 07/01/32	Aa2/NR/NR	1,572,780
2,500,000	5.000%, 07/01/42	Aa2/NR/NR	2,621,300

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2012B
2,000,000	4.000%, 07/01/28	Aa2/NR/NR	2,076,080
3,000,000	4.000%, 07/01/30	Aa2/NR/NR	3,114,120

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2015B
2,150,000	5.000%, 07/01/30	Aa2/NR/AA	2,541,795
3,700,000	5.000%, 07/01/31	Aa2/NR/AA	4,374,251

	Total Water & Sewer		44,093,713

	Total Pre-Refunded\ Escrowed to Maturity Revenue Bonds		71,667,535

	Total Pre-Refunded\ Escrowed to Maturity Bonds		129,705,600

	Total Municipal Bonds (cost $607,298,271)		638,423,650

Shares	Short-Term Investment (0.5%)
2,901,689	Dreyfus Government Cash Management, Institutional Shares, 0.03%**(cost $2,901,689)	Aaa-mf/AAAm/NR	2,901,689

	Total Investments (cost $610,199,960 - note b)	98.6%	641,325,339
	Other assets less liabilities	1.4	9,305,480
	Net Assets	100.0%	$ 650,630,819

Portfolio Distribution By Quality Rating	Percent of Investments†
Aaa and Aaa-mf of Moody's or AAA of S&P or Fitch and AAAm of S&P	2.3%
Prerefunded bonds\ETM bonds ††	20.2
Aa of Moody's or AA of S&P or Fitch	67.0
A of Moody's or S&P or Fitch	10.1
BBB of S&P	0.4
100.0%

PORTFOLIO ABBREVIATIONS:
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
COP	Certificates of Participation
ETM	Escrowed to Maturity
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NR	Not Rated

*	Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by a NRSRO.

**	The rate is an annualized seven-day yield at period end.

†	Where applicable, calculated using the highest rating of the three NRSRO.

††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date. Escrowed to Maturity bonds are bonds where money has been placed in the escrow account which is used to pay principal and interest through the bond's originally scheduled maturity date. Escrowed to Maturity are shown as ETM. All other securities in the category are pre-refunded.

See accompanying notes to financial statements.

Hawaiian Tax-Free Trust

NOTES TO FINANCIAL STATEMENTS

June 30, 2021

(unaudited)

(a)	Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b)	At June 30, 2021, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $610,199,960 amounted to $31,125,379 which consisted of aggregate gross unrealized appreciation of $31,156,571 and aggregate gross unrealized depreciation of $31,192.

(c)	Fair Value Measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of June 30, 2021:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices- Short-Term Investment	$2,901,689
Level 2 – Other Significant Observable Inputs- Municipal Bonds	638,423,650
Level 3 – Significant Unobservable Inputs	–
Total	$641,325,339
+ See schedule of investments for a detailed listing of securities.